CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Short-term borrowings	¥ 10,103	¥ 10,000
Deferred revenue	95,036	163,699
Accounts payable	29,466	19,423
Accrued and other liabilities	216,399	209,590
Income taxes payable, current	116,341	184,638
Amounts due to related parties	3,793	2,543
Operating lease liability, current	48,923	53,702
Long-term borrowing		9,594
Other non-current liabilities	96	292
Income taxes payable, non-current	21,475	34,763
Operating lease liability, non-current	¥ 198,687	¥ 220,319
Preferred shares, shares authorized | shares	1,666,667	1,666,667
Preferred shares, shares issued | shares	0	0
Preferred shares, shares outstanding | shares	0	0
Liabilities classified as held for sale	¥ 83,161
Class A Ordinary Shares [Member]
Ordinary shares, shares authorized | shares	66,666,667	66,666,667
Ordinary shares, shares issued | shares	41,973,276	41,923,276
Ordinary shares, shares outstanding | shares	41,973,276	41,923,276
Class C Ordinary Shares [Member]
Ordinary shares, shares authorized | shares	8,333,333	8,333,333
Ordinary shares, shares issued | shares	4,708,415	4,708,415
Ordinary shares, shares outstanding | shares	4,708,415	4,708,415
Consolidated variable interest entity without recourse
Short-term borrowings	¥ 10,000	¥ 10,000
Deferred revenue	89,633	158,735
Accounts payable	11,321	10,682
Accrued and other liabilities	187,138	165,706
Income taxes payable, current	113,879	180,070
Amounts due to related parties	3,793	2,543
Operating lease liability, current	21,339	27,962
Long-term borrowing	0	0
Other non-current liabilities	95	188
Income taxes payable, non-current	21,475	34,763
Operating lease liability, non-current	74,883	74,725
Liabilities classified as held for sale	¥ 83,161	¥ 0